Expense Example	Jan. 31, 2024 USD ($)
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class F Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Class F Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	588
Class F Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	599
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Class Y Prospectus | SDIT GNMA FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class CAA Prospectus | SDIT GOVERNMENT FUND | Class CAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Sweep Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Insitutional Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255